UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-2944
                                                      --------

                     Oppenheimer Rising Dividends Fund, Inc.
                     ---------------------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                      Date of reporting period: 01/31/2009
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                   SHARES          VALUE
                                                                 ----------   --------------
COMMON STOCKS--95.4%
CONSUMER DISCRETIONARY--8.7%
HOTELS, RESTAURANTS & LEISURE--3.6%
McDonald's Corp.                                                    482,100   $   27,971,442
Yum! Brands, Inc.                                                   390,500       11,176,110
                                                                              --------------
                                                                                  39,147,552
                                                                              --------------
LEISURE EQUIPMENT & PRODUCTS--1.2%
Mattel, Inc.                                                        957,300       13,584,087
                                                                              --------------
MEDIA--1.3%
Walt Disney Co. (The)                                               678,200       14,025,176
                                                                              --------------
SPECIALTY RETAIL--1.4%
Staples, Inc.                                                       958,900       15,284,866
                                                                              --------------
TEXTILES, APPAREL & LUXURY GOODS--1.2%
Nike, Inc., Cl. B                                                   284,700       12,882,675
                                                                              --------------
CONSUMER STAPLES--12.5%
BEVERAGES--1.5%
PepsiCo, Inc.                                                       326,400       16,395,072
                                                                              --------------
FOOD & STAPLES RETAILING--1.4%
Wal-Mart Stores, Inc.                                               333,100       15,695,672
                                                                              --------------
FOOD PRODUCTS--3.9%
Cadbury plc, Sponsored ADR                                          229,200        7,403,160
Kellogg Co.                                                         424,400       18,542,036
Kraft Foods, Inc., Cl. A                                            384,012       10,771,537
Nestle SA, Sponsored ADR                                            190,500        6,562,725
                                                                              --------------
                                                                                  43,279,458
                                                                              --------------
HOUSEHOLD PRODUCTS--3.5%
Colgate-Palmolive Co.                                               345,300       22,458,312
Procter & Gamble Co. (The)                                          281,500       15,341,750
                                                                              --------------
                                                                                  37,800,062
                                                                              --------------
TOBACCO--2.2%
Lorillard, Inc.                                                     144,000        8,562,240
Philip Morris International, Inc.                                   414,208       15,387,827
                                                                              --------------
                                                                                  23,950,067
                                                                              --------------
ENERGY--13.1%
ENERGY EQUIPMENT & SERVICES--3.5%
Diamond Offshore Drilling, Inc.                                     254,200       15,953,592
Schlumberger Ltd.                                                   547,000       22,323,070
                                                                              --------------
                                                                                  38,276,662
                                                                              --------------
OIL, GAS & CONSUMABLE FUELS--9.6%
Chevron Corp.                                                       313,700       22,122,124
ConocoPhillips                                                      216,800       10,304,504
Exxon Mobil Corp.                                                   442,635       33,852,725
Occidental Petroleum Corp.                                          305,100       16,643,205
XTO Energy, Inc.                                                    609,100       22,591,519
                                                                              --------------
                                                                                 105,514,077
                                                                              --------------
FINANCIALS--10.3%
CAPITAL MARKETS--5.6%
Bank of New York Mellon Corp.                                       805,400       20,730,996
Northern Trust Corp.                                                397,500       22,864,200


                   1 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                   SHARES          VALUE
                                                                 ----------   --------------
CAPITAL MARKETS CONTINUED
T. Rowe Price Group, Inc.                                           653,100   $   18,012,498
                                                                              --------------
                                                                                  61,607,694
                                                                              --------------
DIVERSIFIED FINANCIAL SERVICES--2.7%
JPMorgan Chase & Co.                                              1,148,800       29,305,888
                                                                              --------------
INSURANCE--2.0%
Chubb Corp.                                                         519,100       22,103,278
                                                                              --------------
HEALTH CARE--14.3%
HEALTH CARE EQUIPMENT & SUPPLIES--6.0%
Bard (C.R.), Inc.                                                    92,500        7,915,225
Baxter International, Inc.                                          371,200       21,770,880
Medtronic, Inc.                                                     438,500       14,685,365
Stryker Corp.                                                       520,800       21,998,592
                                                                              --------------
                                                                                  66,370,062
                                                                              --------------
PHARMACEUTICALS--8.3%
Bristol-Myers Squibb Co.                                            733,700       15,708,517
Johnson & Johnson                                                   300,200       17,318,538
Novartis AG, ADR                                                    356,400       14,705,064
Roche Holding AG                                                     78,645       11,079,053
Teva Pharmaceutical Industries Ltd., Sponsored ADR                  307,800       12,758,310
Wyeth                                                               452,400       19,439,628
                                                                              --------------
                                                                                  91,009,110
                                                                              --------------
INDUSTRIALS--10.9%
AEROSPACE & DEFENSE--5.2%
Boeing Co.                                                          154,900        6,553,819
Honeywell International, Inc.                                       353,200       11,588,492
Lockheed Martin Corp.                                               205,000       16,818,200
Rockwell Collins, Inc.                                              316,200       11,914,416
United Technologies Corp.                                           211,321       10,141,295
                                                                              --------------
                                                                                  57,016,222
                                                                              --------------
ELECTRICAL EQUIPMENT--3.2%
ABB Ltd., Sponsored ADR                                             966,500       12,612,825
Emerson Electric Co.                                                679,700       22,226,190
                                                                              --------------
                                                                                  34,839,015
                                                                              --------------
INDUSTRIAL CONGLOMERATES--0.6%
3M Co.                                                              126,800        6,820,572
                                                                              --------------
MACHINERY--1.0%
Eaton Corp.                                                         244,000       10,740,880
                                                                              --------------
ROAD & RAIL--0.9%
CSX Corp.                                                           350,400       10,147,584
                                                                              --------------
INFORMATION TECHNOLOGY--13.8%
COMMUNICATIONS EQUIPMENT--2.1%
QUALCOMM, Inc.                                                      663,800       22,934,290
                                                                              --------------
COMPUTERS & PERIPHERALS--1.9%
International Business Machines Corp.                               221,200       20,272,980
                                                                              --------------
IT SERVICES--1.8%
Automatic Data Processing, Inc.                                     551,000       20,017,830
                                                                              --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--4.6%
Applied Materials, Inc.                                             864,000        8,095,680
Microchip Technology, Inc.                                        1,206,600       22,889,202


                   2 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

                                                                   SHARES          VALUE
                                                                 ----------   --------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT CONTINUED
Texas Instruments, Inc.                                           1,319,200   $   19,722,040
                                                                              --------------
                                                                                  50,706,922
                                                                              --------------
SOFTWARE--3.4%
Microsoft Corp.                                                   1,122,530       19,195,263
Nintendo Co. Ltd., ADR                                              494,600       18,003,440
                                                                              --------------
                                                                                  37,198,703
                                                                              --------------
MATERIALS--4.0%
CHEMICALS--4.0%
BASF SE, Sponsored ADR                                              365,400       10,633,140
Monsanto Co.                                                        242,300       18,429,338
Praxair, Inc.                                                       229,700       14,301,122
                                                                              --------------
                                                                                  43,363,600
                                                                              --------------
TELECOMMUNICATION SERVICES--3.8%
DIVERSIFIED TELECOMMUNICATION SERVICES--2.9%
AT&T, Inc.                                                          615,300       15,148,686
Verizon Communications, Inc.                                        548,378       16,380,051
                                                                              --------------
                                                                                  31,528,737
                                                                              --------------
WIRELESS TELECOMMUNICATION SERVICES--0.9%
America Movil SAB de CV, ADR, Series L                              361,400       10,303,514
                                                                              --------------
UTILITIES--4.0%
ELECTRIC UTILITIES--1.0%
FPL Group, Inc.                                                     207,400       10,691,470
                                                                              --------------
MULTI-UTILITIES--3.0%
Dominion Resources, Inc.                                            304,000       10,694,720
Public Service Enterprise Group, Inc.                               375,800       11,864,006
SCANA Corp.                                                         314,900       10,797,920
                                                                              --------------
                                                                                  33,356,646
                                                                              --------------
Total Common Stocks (Cost $1,257,941,391)                                      1,046,170,423
                                                                              --------------
INVESTMENT COMPANY--5.0%
Oppenheimer Institutional Money Market Fund, Cl. E, 1.08%(1,2)
(Cost $54,192,891)                                               54,192,891       54,192,891
                                                                              --------------
TOTAL INVESTMENTS, AT VALUE (COST $1,312,134,282)                     100.4%   1,100,363,314
                                                                              --------------
LIABILITIES IN EXCESS OF OTHER ASSETS                                  (0.4)      (3,999,122)
                                                                 ----------   --------------
NET ASSETS                                                            100.0%  $1,096,364,192
                                                                 ==========   ==============

FOOTNOTES TO STATEMENT OF INVESTMENTS

(1.) Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended January 31, 2009, by virtue of the Fund owning at least 5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment adviser. Transactions during the period in which the issuer was an affiliate are as follows:

                                                          SHARES           GROSS         GROSS           SHARES
                                                     OCTOBER 31, 2008    ADDITIONS     REDUCTIONS   JANUARY 31, 2009
                                                     ----------------   -----------   -----------   ----------------
Oppenheimer Institutional Money Market Fund, Cl. E      23,916,472      263,263,392   232,986,973      54,192,891

                                                        VALUE       INCOME
                                                     -----------   --------
Oppenheimer Institutional Money Market Fund, Cl. E   $54,192,891   $200,513

(2.) Rate shown is the 7-day yield as of January 31, 2009.


                   3 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

VALUATION INPUTS

Various data inputs are used in determining the value of each of the Fund's investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

     1) Level 1-quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

     2) Level 2-inputs other than quoted prices that are observable for the asset (such as quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

     3) Level 3-unobservable inputs (including the Manager's own judgments about assumptions that market participants would use in pricing the asset).

The market value of the Fund's investments was determined based on the following inputs as of January 31, 2009:

                                               INVESTMENTS IN   OTHER FINANCIAL
VALUATION DESCRIPTION                            SECURITIES       INSTRUMENTS*
---------------------                          --------------   ---------------
Level 1--Quoted Prices                         $1,100,363,314          $--
Level 2--Other Significant Observable Inputs               --           --
Level 3--Significant Unobservable Inputs                   --           --
                                               --------------          ---
   Total                                       $1,100,363,314          $--
                                               ==============          ===

* Other financial instruments include options written, currency contracts, futures, forwards and swap contracts. Currency contracts and forwards are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract's value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options written and swaps are reported at their market value at measurement date.

SEE THE ACCOMPANYING NOTES FOR FURTHER DISCUSSION OF THE METHODS USED IN DETERMINING VALUE OF THE FUND'S INVESTMENTS, AND A SUMMARY OF CHANGES TO THE VALUATION TECHNIQUES, IF ANY, DURING THE REPORTING PERIOD.

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

Effective for fiscal periods beginning after November 15, 2007, FASB Statement of Financial Accounting Standards No. 157, FAIR VALUE MEASUREMENTS, establishes a hierarchy for measuring fair value of assets and liabilities. As required by the standard, each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1", inputs other than quoted prices for an asset that are observable are classified as "Level 2" and unobservable inputs, including the Manager's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3". The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. A table summarizing the Fund's investments under these levels of classification is included following the Statement of Investments.

Securities are valued using quoted market prices, when available, as supplied primarily either by portfolio pricing services approved by the Board of Directors or dealers. These securities are typically classified within Level 1 or 2; however, they may be designated as Level 3 if the dealer or portfolio pricing service values a security through an internal model with significant unobservable market data inputs.

Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security reported on the principal exchange on which traded, prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the official closing prices reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day's


                   4 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

closing "bid" and "asked" prices, and if not, at the current day's closing bid price. A foreign security traded on a foreign exchange is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service used by the Manager, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the most recent official closing price on the principal exchange on which it is traded.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company's net asset value per share.

Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities are valued at the mean between the "bid" and "asked" prices.

"Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. These securities are typically designated as Level 2.

In the absence of a readily available quoted market price, including for securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of the securities' respective exchanges, the Manager, acting through its internal valuation committee, in good faith determines the fair valuation of that asset using consistently applied procedures under the supervision of the Board of Directors (which reviews those fair valuations by the Manager). Those procedures include certain standardized methodologies to fair value securities. Such methodologies include, but are not limited to, pricing securities initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be adjusted for any discounts related to resale restrictions. When possible, such methodologies use observable market inputs such as quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

Fair valued securities may be classified as "Level 3" if the valuation primarily reflects the Manager's own assumptions about the inputs that market participants would use in valuing such securities.

There have been no significant changes to the fair valuation methodologies during the period.

FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. The values of securities denominated in foreign currencies and amounts related to the purchase and sale of foreign securities and foreign investment income are translated into U.S. dollars as of the close of the Exchange, normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Foreign exchange rates may be valued primarily using a reliable bank, dealer or service authorized by the Board of Directors.

Reported net realized gains and losses from foreign currency transactions arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, exchange rate fluctuations between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation and depreciation on the translation of assets and liabilities denominated in foreign currencies arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in exchange rates.

The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations in the annual and semiannual reports.

INVESTMENT IN OPPENHEIMER INSTITUTIONAL MONEY MARKET FUND. The Fund is permitted to invest daily available cash balances in an affiliated money market fund. The Fund may invest the available cash in Class E shares of Oppenheimer Institutional Money Market Fund ("IMMF") to seek current income while preserving liquidity. IMMF is a registered open-end management investment company, regulated as a money market fund under the Investment Company Act of 1940, as amended. The Manager is also the investment


                   5 | OPPENHEIMER RISING DIVIDENDS FUND, INC.

Oppenheimer Rising Dividends Fund, Inc.

STATEMENT OF INVESTMENTS JANUARY 31, 2009 / UNAUDITED

adviser of IMMF. The Fund's investment in IMMF is included in the Statement of Investments. As a shareholder, the Fund is subject to its proportional share of IMMF's Class E expenses, including its management fee. The Manager will waive fees and/or reimburse Fund expenses in an amount equal to the indirect management fees incurred through the Fund's investment in IMMF.

RECENT ACCOUNTING PRONOUNCEMENT

In March 2008, the Financial Accounting Standards Board ("FASB") issued Statement on Financial Accounting Standards ("SFAS") No. 161, DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES. This standard requires enhanced disclosures about derivative and hedging activities, including qualitative disclosures about how and why the Fund uses derivative instruments, how these activities are accounted for, and their effect on the Fund's financial position, financial performance and cash flows. SFAS No. 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. At this time, management is evaluating the implications of SFAS No. 161 and its impact on the Fund's financial statements and related disclosures.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of January 31, 2009 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities   $1,357,689,332
                                 ==============

Gross unrealized appreciation    $   10,344,780
Gross unrealized depreciation      (267,670,798)
                                 --------------
Net unrealized depreciation      $ (257,326,018)
                                 ==============


                   6 | OPPENHEIMER RISING DIVIDENDS FUND, INC.



ITEM 2. CONTROLS AND PROCEDURES.

     (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 01/31/2009, the registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934
          (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and
          (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

     (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rising Dividends Fund, Inc.


By: /s/ John V. Murphy
    ------------------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 03/12/2009


By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 03/12/2009